REVENUE - SECURITIZE, INC. AND SUBSIDIARIES - Narrative (Details) - Securitize, Inc. and Subsidiaries - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Unbilled contracts receivable			$ 6,306,046
Revenue recognized from deferred revenue	$ 5,079,101	$ 2,770,231	2,852,604
Contract with customer, liability	1,502,660		6,503,357	$ 3,075,369	$ 461,208
Remaining performance obligation, amount	6,819,759		4,774,680
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-04-01
Disaggregation of Revenue [Line Items]
Remaining performance obligation, amount	$ 1,874,405
Expected timing of satisfaction, period	9 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Disaggregation of Revenue [Line Items]
Remaining performance obligation, amount	$ 2,502,800		$ 1,649,063
Expected timing of satisfaction, period	1 year		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
Disaggregation of Revenue [Line Items]
Remaining performance obligation, amount	$ 2,442,554		$ 1,192,753
Expected timing of satisfaction, period